Share Based Payments (Details Narrative) (20-F)								6 Months Ended	12 Months Ended
	Dec. 20, 2019 shares	Oct. 30, 2019 shares	Dec. 12, 2018 shares $ / shares	Nov. 29, 2018 shares	Feb. 17, 2017 shares $ / shares	Apr. 01, 2016 shares $ / shares	Nov. 25, 2015 shares $ / shares	Dec. 31, 2019 AUD ($)	Jun. 30, 2019 AUD ($) shares $ / shares Employees	Jun. 30, 2018 AUD ($) shares Employees	Jun. 30, 2017 AUD ($) shares Tranches	Jun. 30, 2016 shares Tranches
Statement Line Items [Line Items]
Options granted during the year	250,000,000	250,000,000							16,000,000
Expenses arising from share-based payments | $									$ 335,102	$ 129,635	$ 120,287
Risk-free interest rate	0.85%	0.78%
Expected life of an option	3 years	3 years
Expected volatility	136.00%	136.00%
Employee Stock Option [Member]
Statement Line Items [Line Items]
Options granted during the year			16,000,000						16,000,000
Option expire date									Dec. 11, 2021
Option exercise price | $ / shares			$ 0.010						$ 0.01
Number of employees | Employees									14
Risk-free interest rate			2.02%
Expected life of an option			2 years 9 months 18 days
Expected volatility			80.00%
Employee Stock Option [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Options granted during the year					1,250,000	500,000	1,500,000				1,250,000	2,000,000
Option exercise price | $ / shares					$ 0.010	$ 0.039	$ 0.058
Number of employees | Employees									1	1
Number of tranches | Tranches											3	3
Risk-free interest rate					2.19%	1.93%	2.22%
Expected life of an option					4 years 6 months	4 years 3 months 19 days	4 years 6 months
Expected volatility					60.00%	80.00%	80.00%
Employee Stock Option [Member] | Key Management Personnel [Member]
Statement Line Items [Line Items]
Options granted during the year					21,500,000						21,500,000
Option exercise price | $ / shares					$ 0.010
Number of tranches | Tranches											3
Risk-free interest rate					2.19%
Expected life of an option					4 years 6 months
Expected volatility					60.00%
Unlisted Employee Options [Member]
Statement Line Items [Line Items]
Options granted during the year									16,000,000
Performance Rights [Member]
Statement Line Items [Line Items]
Option exercise price | $ / shares									$ 0.0
Number of rights issued				76,250,000
Expenses arising from share-based payments | $								$ 33,771	$ 104,441		$ 120,287
Consecutive share price hurdle									10 days
Risk-free interest rate									2.02%
Expected life of an option									2 years 9 months 18 days
Expected volatility									80.00%
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares									2.0
Class A Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued				7,500,000					7,500,000
Expenses arising from share-based payments | $									$ 11,229
Class A Performance Rights [Member] | Dr. Lindsay Wakefield [Member]
Statement Line Items [Line Items]
Number of rights issued				3,750,000					3,750,000
Expenses arising from share-based payments | $									$ 5,614
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
Statement Line Items [Line Items]
Number of rights issued				6,250,000					6,250,000
Expenses arising from share-based payments | $									$ 9,358
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Number of rights issued				5,000,000					5,000,000
Expenses arising from share-based payments | $									$ 7,486
Class A Performance Rights [Member] | Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of rights issued				3,750,000
Class B Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares									2.0
Class B Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued				25,000,000					25,000,000
Expenses arising from share-based payments | $									$ 37,431
Class C Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares									3.3
Class C Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued				25,000,000					25,000,000
Expenses arising from share-based payments | $									$ 27,708